As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 100.2%	Value

	Biofuel: 1.9%
2,126,280	Maple Energy PLC*	$478,549

	Efficiency: 9.3%
146,000	Applied Intellectual Capital Ltd.*†^	-
760,987	Carmanah Technologies Corp.*	144,557
18,700	Itron, Inc.*	664,598
970,700	RB Energy Inc.*	720,012
42,500	WaterFurnace Renewable Energy Inc.	785,414
		2,314,581
	Geothermal: 3.8%
31,659	Ormat Technologies, Inc.	950,087

	Hydro: 6.5%
120,904	Cia Energetica de Minas Gerais ADR	822,147
39,650	Verbund AG	815,538
		1,637,685

	Solar: 22.8%
806,000	China Singyes Solar Tech	1,273,972
85,700	JA Solar Holdings Co., Ltd.*	871,569
28,200	Jinkosolar Holdings Co-ADR*	788,190
191,100	Renesola Ltd. - ADR*	613,431
25,750	SunPower Corp. - Class B*	830,695
55,720	Trina Solar Ltd. - ADR*	749,434
136,500	Yingli Green Energy Holding Co., Ltd. - ADR*	593,775
		5,721,066
	Wind: 55.9%
12,200	Acciona S.A.	1,058,043
83,687	Boralex Inc. - Class A	984,108
3,888,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	618,444
639,000	China Longyuan Power Group Corp. - H Shares	643,407
1,879,000	China Suntien Green Energy Corp. Ltd. - H Shares	622,578
153,000	EDP Renovaveis SA	1,019,806
350,300	Enel Green Power SpA	984,471
76,100	Gamesa Corporation Tecnologica S.A.	827,416
212,941	Good Energy Group PLC	958,506
407,600	Greentech Energy Systems*	947,671
1,760,000	Huaneng Renewables Corp. Ltd. - H Shares	598,774
760,000	Mytrah Energy Ltd.*	1,124,485
48,900	Nordex SE*	789,546

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 100.2%	Value

	Wind: 55.9 - Continued
569,108	Theolia SA*	$1,011,406
24,715	Vestas Wind Systems A/S*	997,753
228,800	Wind Power Holdings*	827,861
		14,014,275

	Total Common Stocks	25,116,243
	(cost $31,852,510)

	Total Investments in Securities	25,116,243
	(cost $ $31,852,510): 100.2%

	Other Liabilities less Assets: (0.2%)	(41,141)

	Net Assets: 100.0%	$25,075,102

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.0% of net assets.
^ Fair value under direction of the Board of Trustees.  Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 99.5%	Value

	China: 39.0%
58,000	AAC Technologies Holdings Inc.	$302,434
171,000	Anhui Conch Cement Co Ltd. - H Shares	733,030
739,000	China Construction Bank Corp. - H Shares	517,343
1,014,000	China Lesso Group Holdings Ltd.	565,314
280,000	China Merchants Bank Co Ltd. - H Shares	507,548
419,000	CNOOC Ltd.	633,376
505,000	China Minsheng Banking Corp Ltd. - H Shares	506,530
599,200	db x-trackers CSI300 Index ETF	380,077
338,000	Dongfeng Motor Group Co., Ltd. - H Shares	478,468
490,000	Lenovo Group Ltd.	541,391
562,000	PetroChina Co Ltd. - H Shares	608,082
696,000	Shenzhen Expressway Co Ltd. - H Shares	314,956
521,000	Soho China Ltd.	428,541
9,800	Sohu.com Inc.*	637,882
6,500	Tencent Holdings Ltd.	452,105
108,000	Weichai Power Co., Ltd. - H Shares	412,476
		8,019,553
	Hong Kong: 14.4%
380,000	Chen Hsong Holdings	114,149
86,000	Galaxy Entertainment Group Ltd.*	751,082
38,291	HSBC Holdings PLC	388,884
484,000	Kunlun Energy Co Ltd.	809,943
322,000	Li & Fung Ltd.	477,357
400,000	NagaCorp Ltd.	416,683
		2,958,098
	Indonesia: 2.7%
129,000	Indo Tambangraya Megah PT	278,690
1,133,000	Vale Indonesia Tbk	282,910
		561,600
	Malaysia: 6.3%
439,000	DiGi.Com Bhd	724,609
170,000	UMW Holdings Bhd	571,612
		1,296,221

	South Korea: 9.5%
3,062	Hyundai Mobis	908,283
826	Samsung Electronics Co., Ltd.	1,044,534
		1,952,817

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Taiwan: 14.3%
56,000	Catcher Technology Co., Ltd.	$405,484
16,000	Largan Precision Co., Ltd.	759,428
136,000	Novatek Microelectronics Corp.	624,704
2	Shin Zu Shing Co., Ltd.	5
295,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,152,672
		2,942,293

	Thailand: 13.3%
137,500	Electricity Generating PCL/Foreign	555,256
294,000	Glow Energy PCL/Foreign	690,261
824,000	LPN Development PCL/Foreign	407,699
117,198	PTT Exploration & Production PCL/Foreign	568,293
56,700	PTT PCL/Foreign	515,613
		2,737,122

	Total Common Stocks	20,467,704
	(cost $16,113,799)

	Total Investments in Securities	20,467,704
	(cost $16,113,799): 99.5%

	Other Assets less Liabilities: 0.5%	110,776

	Net Assets: 100.0%	$20,578,480

* Non-income producing security.
ADR - American Depository Receipt

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.3%	Value

	Australia: 11.2%
28,040	Henderson Group PLC	$123,781
16,300	iiNET Ltd.	112,240
6,500	JB Hi-Fi Ltd.	113,027
7,250	Sonic Healthcare Ltd.	116,118
		465,166

	China: 23.3%
159,000	China Construction Bank Corp. - H Shares	111,309
169,000	China Lilang Ltd.	120,947
61,500	China Merchants Bank Co., Ltd. - H Shares	111,479
109,500	China Minsheng Banking Corp. Ltd. - H Shares	109,832
11,000	China Mobile Ltd.	99,950
550	CNOOC Ltd. - ADR	83,495
180,000	Industrial & Commercial Bank of China Ltd. - H Shares	110,694
34,000	Shenzhou International Group Holdings Ltd.	108,321
126,000	Yangzijiang Shipbuilding Holdings Ltd.	108,374
		964,401

	Hong Kong: 20.9%
36,000	BOC Hong Kong Holdings Ltd.	102,779
207,000	Huabao International Holdings Ltd.	95,007
80,000	Li & Fung Ltd.	118,598
23,500	Link REIT/The	115,584
35,000	Luk Fook Holdings International Ltd.	110,849
108,000	NagaCorp Ltd.	112,504
75,000	Pacific Textiles Holdings Ltd.	98,434
8,700	VTech Holdings Ltd.	111,827
		865,582

	Japan: 3.1%
2,400	Relo Holdings Inc.	130,244

	Malaysia: 3.0%
75,700	DiGi.Com Bhd	124,950

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.3%	Value

	Singapore: 5.8%
67,000	Ascendas Real Estate Investment Trust	$120,375
79,000	CapitaMall Trust	118,698
		239,073

	South Korea: 2.9%
1,610	KT&G Corp.	121,001

	Taiwan: 13.8%
13,000	Asustek Computer Inc.	128,475
15,000	Catcher Technology Co., Ltd.	108,612
25,000	Novatek Microelectronics Corp.	114,835
4,000	St Shine Optical Co., Ltd.	89,421
33,000	Taiwan Semiconductor Manufacturing Co., Ltd.	128,943
		570,286
	Thailand: 11.2%
74,000	Delta Electronics Thailand PCL/Foreign	134,587
212,000	LPN Development PCL/Foreign	104,893
12,800	PTT PCL/Foreign	116,400
368,000	TTW PCL/Foreign	110,037
		465,917

	United States: 3.1%
1,600	QUALCOMM Inc.	126,176

	Total Common Stocks	4,072,796
	(cost $3,626,809)

	Total Investments in Securities	4,072,796
	(cost $3,626,809): 98.3%

	Other Assets less Liabilities: 1.7%	71,439

	Net Assets: 100.0%	$4,144,235

ADR - American Depository Receipt

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 97.9%	Value

	Airlines: 2.4%
1,187,000	Cathay Pacific Airways Ltd.	$2,212,856

	Auto/Truck Parts & Equipment: 3.0%
750,120	Weichai Power Co., Ltd. - H Shares	2,864,879

	Auto - Cars/Light Trucks: 4.9%
1,600,000	Dongfeng Motor Group Co., Ltd. - H Shares	2,264,939
5,975,000	Geely Automobile Holdings Ltd.	2,349,481
		4,614,420

	Building Products: 5.6%
733,000	Anhui Conch Cement Co., Ltd. - H Shares	3,142,171
3,793,000	China Lesso Group Holdings Ltd.	2,114,633
		5,256,804
	Casino Hotels: 5.7%
397,000	Galaxy Entertainment Group Ltd.*	3,467,203
1,862,000	NagaCorp. Ltd.	1,939,658
		5,406,861

	Cellular Telecommunications: 1.7%
181,500	China Mobile Ltd.	1,649,180

	Coal: 2.1%
689,000	China Shenhua Energy Co Ltd. - H Shares	1,989,763

	Commercial Banks: 18.2%
1,001,000	BOC Hong Kong Holdings Ltd.	2,857,816
4,763,670	China Construction Bank Corp. - H Shares	3,334,845
1,379,000	China Merchants Bank Co., Ltd. - H Shares	2,499,676
2,490,000	China Minsheng Banking Corp. Ltd.	2,497,544
113,281	Dah Sing Financial Holdings Ltd.	533,070
207,427	HSBC Holdings PLC	2,106,629
5,386,330	Industrial & Commercial Bank of China Ltd. - H Shares	3,312,421
		17,142,001
	Computers: 4.5%
3,883,000	Lenovo Group Ltd.	4,290,248

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 97.9%	Value

	Distribution/Wholesale: 2.3%
1,496,000	Li & Fung Ltd.	$2,217,782

	Electronic Component - Miscellaneous: 3.1%
565,000	AAC Technologies Holdings Inc.	2,946,128

	Exchange Traded Funds (ETFs): 2.3%
3,443,900	db x-trackers CSI300 INDEX ETF	2,184,489

	Gas - Distribution: 3.8%
397,000	Beijing Enterprises Holdings Ltd.	3,557,210

	Internet Application Software: 6.1%
82,100	Tencent Holdings Ltd.	5,710,430

	Internet Content - Entertainment: 4.4%
61,975	NetEase Inc. - ADR	4,170,918

	Machinery - General Industries: 0.8%
2,430,000	Chen Hsong Holdings	729,956

	Oil Company - Integrated: 3.1%
2,720,000	PetroChina Co., Ltd. - H Shares	2,943,031

	Oil Company - Exploration & Production: 8.1%
2,431,000	CNOOC Ltd.	3,674,787
2,362,000	Kunlun Energy Co., Ltd.	3,952,654
		7,627,441

	Public Thoroughfares: 1.3%
2,610,000	Shenzhen Expressway Co., Ltd. - H Shares	1,181,087

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 97.9%	Value

	Real Estate Operations/Development: 4.7%
5,339,500	Soho China Ltd.	$4,391,931

	Retail - Automobile: 2.8%
3,100,000	Baoxin Auto Group Ltd.	2,633,791

	Shipbuilding: 1.3%
1,396,000	Yangzijiang Shipbuilding Holdings Ltd.	1,200,713

	Telecommunication Equipment: 3.3%
243,600	VTech Holdings Ltd.	3,131,170

	Web Portals/ISP: 2.4%
35,250	Sohu.com Inc.*	2,294,423

	Total Common Stocks	92,347,512
	(costs $70,810,507)

	Total Investments in Securities	92,347,512
	(costs $70,810,507): 97.9%

	Other Assets less Liabilities: 2.1%	2,004,994

	Net Assets: 100.0%	$94,352,506

* Non-income producing security.
ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Energy - Alternate Source: 2.8%
111,420	JA Solar Holdings Co. Ltd. - ADR*	$1,133,141
75,900	Trina Solar Ltd. - ADR*	1,020,855
		2,153,996
	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	47,991

	Oil & Gas - Drilling: 3.7%
3,124,988	Cluff Natural Resources PLC*	221,416
81,370	Patterson-UTI Energy, Inc.	2,577,802
		2,799,218
	Oil & Gas - Exploration & Production: 39.5%
26,609	Apache Corp.	2,207,217
199,500	Bankers Petroleum Ltd.*	970,882
31,500	Bill Barrett Corp*	806,400
74,800	Canadian Natural Resources Ltd.	2,866,826
27,470	Carrizo Oil & Gas Inc.*	1,468,546
89,900	Chesapeake Energy Corp.	2,303,238
39,200	Devon Energy Corp.	2,623,656
120,550	Dragon Oil PLC	1,135,501
518,000	EnQuest PLC*	1,070,837
575,230	JKX Oil & Gas PLC*	589,778
83,686	Newfield Exploration Co.*	2,624,393
32,170	Noble Energy Inc.	2,285,357
46,199	Ophir Energy PLC*	184,848
23,350	Penn Virginia Corp.*	408,392
28,500	QEP Resources Inc.	839,040
1,170,000	Sino Gas & Energy Holdings Ltd.*	173,104
169,800	SOCO International PLC*	1,120,998
37,100	Stone Energy Corp.*	1,557,087
25,000	Triangle Petroleum Corp.*	206,000
119,408	Trinity Exploration & Production PLC*	217,484
39,400	Ultra Petroleum Corp.*	1,059,466
43,397	Unit Corp.*	2,837,296
254,740	WesternZagros Resources Ltd.*	205,082
		29,761,428
	Oil & Gas - Field Services: 11.0%
43,300	Halliburton Co.	2,549,937
102,880	Helix Energy Solutions Group, Inc.*	2,364,182
64,900	Kentz Corp Ltd.	816,641
60,400	ShawCor Ltd.	2,518,715
		8,249,475

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.8%	Value

	Oil & Gas - Integrated: 38.5%
292,000	BP PLC	$2,338,415
20,600	Chevron Corp.	2,449,546
98,600	ENI SpA	2,476,120
23,800	Exxon Mobil Corp.	2,324,784
268,000	Gazprom OAO - ADR	2,063,600
29,943	Hess Corp.	2,481,676
48,638	OMV AG	2,206,859
2,315,000	PetroChina Co., Ltd. - H Shares	2,504,822
70,020	Royal Dutch Shell PLC - Class A	2,558,213
90,350	Statoil ASA	2,550,043
65,776	Suncor Energy, Inc.	2,297,251
40,900	Total SA	2,686,324
		28,937,653
	Oil Refining & Marketing: 3.2%
45,199	Valero Energy, Corp.	2,400,067

	Total Common Stocks	74,349,828
	(cost $61,714,150): 98.8%

	Warrants: 0.0%
829,161	Cluff Natural Resources, Expiration 5/22/15, Excerise price £0.10*†^	-
	Total Warrants
	(cost $0)

	Total Investments in Securities	74,349,828
	(cost $61,714,150): 98.8%

	Other Assets less Liabilities: 1.2%	908,689

	Net Assets: 100.0%	$75,258,517

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.0% of net assets.
^ Fair value under direction of the Board of Trustees.  Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Application Software: 6.7%
27,130	Check Point Software Technologies Ltd.*	$1,834,802
50,480	PTC Inc.*	1,788,002
		3,622,804

	Cable/Satellite TV: 3.3%
35,570	Comcast Corp. - Class A	1,779,211

	Commercial Banks: 3.5%
24,850	Capital One Financial Corp.	1,917,426

	Commercial Services: 3.5%
62,690	H&R Block, Inc.	1,892,611

	Computers: 3.1%
1,540,000	Lenovo Group Ltd.	1,701,515

	Distribution/Wholesale: 3.8%
1,400,000	Li & Fung Ltd.	2,075,464

	Diversified Manufacturing Operations: 3.1%
22,340	Danaher Corp.	1,675,500

	E-Commerce/Products: 3.4%
33,320	eBay, Inc.*	1,840,597

	Electronic Components - Semiconductor: 10.4%
70,500	Intel Corp.	1,819,887
112,415	NVIDIA Corp.	2,013,353
2,900	Samsung Electronics Co., Ltd.	1,824,100
		5,657,340

	Electronics - Military: 6.6%
16,390	L-3 Communications Holdings Inc.	1,936,478
55,490	Ultra Electronics Holdings PLC	1,655,921
		3,592,399

	Enterprise Software/Services: 3.5%
46,500	Oracle Corp.	1,902,315

	Entertainment Software: 4.3%
129,400	UBISOFT Entertainment*	2,322,385

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Fiduciary Banks: 3.1%
24,324	State Street Corp.	$1,691,734

	Finance - Investment Bank/Broker: 3.3%
53,300	TD Ameritrade Holding Corp.	1,809,535

	Finance - Other Services: 3.1%
8,670	IntercontinentalExchange, Inc.	1,715,186

	Machinery: 3.1%
12,710	Roper Industries, Inc.	1,696,912

	Medical - Biomedical: 2.9%
22,120	Gilead Sciences, Inc.*	1,567,423

	Oil - Integrated: 3.3%
37,120	BP PLC - ADR	1,785,472

	Pharmaceuticals: 3.3%
36,050	Shire PLC	1,773,901

	Power Conversion/Supply Equipment: 3.4%
20,550	Schneider Electric	1,827,036

	Publishing - Newspapers: 3.2%
63,820	Gannett Co, Inc.	1,761,432

	Semiconductor: 11.0%
102,450	Applied Materials Inc.	2,092,029
23,300	QUALCOMM Inc.	1,837,438
101,989	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,041,820
		5,971,287

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Telephone - Integrated: 3.7%
60,447	CenturyLink Inc.	$1,985,079
		1,985,079

	Total Common Stocks	53,564,564
	(cost $42,104,847)

	Total Investments in Securities	53,564,564
	(cost $42,104,847) - 98.6%

	Other Assets less Liabilities - 1.4%	735,431

	Net Assets: 100.0%	$54,299,995

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	Australia: 2.7%
6,040	Sonic Healthcare Ltd.	$96,738

	China: 2.8%
670	CNOOC Ltd. - ADR	101,713

	France: 8.5%
1,460	Danone SA	103,244
1,140	Schneider Electric SA	101,354
1,460	Total SA	95,893
		300,491
	Germany: 2.9%
1,290	Deutsche Boerse AG	102,668

	Hong Kong: 6.2%
2,230	China Mobile Ltd. - ADR	101,666
80,000	Li & Fung Ltd.	118,598
		220,264

	Israel: 3.3%
2,200	Teva Pharmaceutical Industries Ltd. - ADR	116,248

	Italy: 3.0%
4,230	ENI SpA	106,227

	Netherlands: 2.9%
2,800	Royal Dutch Shell PLC - Class A	102,299

	South Africa: 2.4%
7,050	Vodacom Group Ltd.	87,047

	United Kingdom: 23.0%
16,030	Aberdeen Asset Management PLC	104,508
15,190	BAE Systems PLC	105,525
14,276	ICAP PLC	89,998
2,270	Imperial Tobacco Group PLC	91,799
13,180	Meggitt PLC	105,656
1,240	Reckitt Benckiser Group PLC	101,027
2,580	Unilever PLC	110,154
2,390	Willis Group Holdings PLC	105,471
		814,138

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	United States: 40.4%
1,970	AbbVie Inc.	$101,258
1,570	Aflac Inc.	98,973
2,170	Arthur J Gallagher & Co.	103,249
2,650	Coca-Cola Co/The	102,449
920	General Dynamics Corp.	100,206
3,360	H&R Block Inc.	101,438
1,240	Illinois Tool Works Inc.	100,849
1,100	Johnson & Johnson	108,053
820	L-3 Communications Holdings Inc.	96,883
2,720	Mattel Inc.	109,099
1,760	Merck & Co., Inc.	99,915
2,690	Microsoft Corp.	110,263
1,300	Procter & Gamble Co/The	104,780
1,760	Reynolds American Inc.	94,019
		1,431,434

	Total Common Stocks	3,479,267
	(cost $3,043,644)

	Total Investments in Securities	3,479,267
	(cost $3,043,644) - 98.1%

	Other Assets less Liabilities - 1.9%	65,770

	Net Assets: 100.0%	$3,545,037

ADR - American Depository Receipt

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 92.4%	Value

	Auto-Cars/Light Trucks: 8.9%
21,000,000	Renault S.A., 5.625%, 10/10/14	$3,414,141
4,000,000	Volkswagen International Finance NV, 2.150%, 05/23/16	654,902
18,000,000	Volkswagen International Finance NV, 3.750%, 11/30/17	2,845,414
9,000,000	Volvo Treasury AB, 3.800%, 11/22/15	1,455,193
		8,369,650

	Commerical Banks: 24.5%
8,000,000	Agriculture Bank of China Ltd., 3.200%, 11/28/15	1,287,332
15,000,000	Bank of China, 3.450%, 01/16/17	2,416,688
10,000,000	CCBL Funding PLC, 3.200%, 11/29/15	1,608,916
20,000,000	HSBC Bank PLC, 2.875%, 04/30/15	3,242,028
10,000,000	ICICI Bank Ltd., 4.900%, 6/25/16	1,605,045
20,000,000	ICICI Bank Ltd., 4.900%, 09/21/15	3,274,273
12,000,000	Industrial & Commercial Bank of China Ltd., 3.350%, 11/19/16	1,928,703
12,000,000	National Australia Bank Ltd., 2.400%, 06/18/15	1,926,010
15,000,000	Rabobank Nederland, 3.250%, 09/20/15	2,443,493
10,000,000	Societe Generale, 4.150%, 09/06/14	1,618,976
10,000,000	VTB Bank OJSC via VTB Capital SA, 4.500%, 10/30/15	1,575,707
		22,927,171

	Electric - Integrated: 4.6%
5,000,000	China Datang Corp., 3.600%, 4/25/16	797,488
22,000,000	China Guangdong, 3.750%, 11/01/15	3,544,118
		4,341,606

	Finance-Investment Bank/Broker: 2.5%
15,000,000	Banco BTG Pactual SA, 4.100%, 03/26/16	2,353,011

	Finance - Leasing Company: 4.8%
20,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	3,233,998
8,000,000	Far East Horizon Ltd., 5.450%, 12/11/16	1,293,750
		4,527,748

	Food-Retail: 1.8%
10,500,000	Tesco PLC, 1.750%, 09/01/14	1,674,607

	Industrial Gases: 6.1%
35,000,000	Air Liquide Finance SA, 3.000%, 09/19/16	5,673,366

	Investment Management/Advisor Service: 1.7%
10,000,000	Starway Assets Enterprise, Inc., 4.100%, 1/22/17	1,602,769

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 92.4%	Value

	Life/Health Insurance: 2.1%
12,000,000	Value Success International, 4.000%, 11/21/16	$1,937,843

	Machinery: 4.9%
18,000,000	Caterpillar Financial Services Corp., 3.250%, 06/26/15	2,917,692
10,000,000	Caterpillar Financial Services Corp., 2.950%, 03/03/16	1,618,050
		4,535,742

	Manufacturer: 1.1%
6,500,000	Singamas Container Holdings Ltd, 4.750%, 04/14/14	1,045,815

	Oil Company - Integrated: 6.7%
10,000,000	BP Capital Markets PLC, 1.700%, 09/15/14	1,617,073
29,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	4,646,797
		6,263,870

	Real Estate Operator/Developer: 13.4%
15,000,000	Agile Property Holdings Ltd., 6.500%, 02/28/17	2,329,198
5,000,000	Central Plaza Development Ltd., 7.600%, 11/29/15	834,655
18,500,000	Global Logistic Properties Ltd., 3.375%, 05/11/16	2,972,887
30,000,000	New World China Land Ltd., 5.500%, 02/06/18	4,887,170
10,000,000	Yanlord Land HK Co. Ltd., 5.375%, 05/23/16	1,546,270
		12,570,180

	Sovereign: 4.3%
15,000,000	China Government Bond, 2.870%, 06/27/16	2,431,200
10,000,000	China Government Bond, 3.020%, 06/27/18	1,604,401
		4,035,601

	Special Purpose Banks: 2.9%
7,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	1,616,994
10,000,000	Korea Development Bank/The, 3.300%, 06/21/15	1,126,176
		2,743,170

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2014 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 92.4%	Value

	Supranational Bank: 2.1%
12,000,000	International Bank for Reconstruction & Development, 2.000%, 06/17/14	$1,930,717

	Total Corporate Bonds	86,532,866
	(cost $86,449,961): 92.4%

	Total Investments in Securities	86,532,866
	(cost $86,449,961) - 92.4%

	China Yuan (Offshore): 7.2%	6,789,197
	Other Assets less Liabilities: 0.4%	342,969
	Net Assets: 100.0%	$93,665,032

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2014

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as an open-end management investment company.  Currently, the Trust offers eight separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”),  Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Inflation Managed Dividend FundTM (the “Inflation Managed Dividend FundTM”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  Except for the Inflation Managed Dividend FundTM, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Inflation Managed Dividend FundTM began operations on March 30, 2012.

The Alternative Energy Fund’s and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund’s and Global Innovators Fund’s investment objective is long-term capital appreciation.  The Renminbi Yuan & Bond Fund’s investment objective is to seek total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit.  The Inflation Managed Dividend Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2014

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.
Security Transactions, Dividend Income and Distributions.  Security transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Realized gains and losses from securities transactions are calculated using the identified cost method.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments.  The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At March 31, 2014, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund
Cost of investments	$31,852,510	$16,113,799	$3,626,809	$70,810,507
Gross unrealized appreciation	2,919,245	5,389,458	648,491	26,940,218
Gross unrealized depreciation	(9,655,512)	(1,035,553)	(202,504)	(5,403,213)
Net unrealized appreciation (depreciation) on investments	(6,736,267)	4,353,905	445,987	21,537,005

	Global Energy Fund	Global Innovators Fund	Inflation Managed Dividend FundTM	Renminbi Yuan & Bond Fund
Cost of investments	$61,714,150	$42,104,847	$3,043,644	$86,449,961
Gross unrealized appreciation	19,802,046	12,248,982	474,133	872,051
Gross unrealized depreciation	(7,166,368)	(789,265)	(38,510)	(789,146)
Net unrealized appreciation (depreciation) on investments	12,635,678	11,459,717	435,623	82,905

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2014

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2014, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at Value
Common Stocks1
Basic Materials	$720,012	$-	$-		$720,012
Energy	9,598,773	3,002,030	-		12,600,803
Industrial	4,293,010	2,713,320	-	(a)	7,006,330
Utilities	3,571,880	1,217,218	-		4,789,098
Total Investments, at Value	18,183,675	6,932,568	-		25,116,243
Total Assets	$18,183,675	$6,932,568	$-	(a)	$25,116,243

(a)	Applied Intellectual Capital Ltd. fair valued at zero as the company has been delisted since 2009.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2014

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$-	$282,910	$-	$282,910
Communications	1,814,595	-	-	1,814,595
Consumer, Cyclical	1,466,763	2,549,198	-	4,015,961
Consumer, Non-cyclical	314,956	-	-	314,956
Energy	1,325,556	2,088,440	-	3,413,996
Exchange Traded Funds (“ETFs”)	380,077	-	-	380,077
Financial	1,959,963	796,582	-	2,756,545
Industrial	1,252,664	1,627,182	-	2,879,846
Technology	541,391	2,821,910	-	3,363,301
Utilities	555,256	690,261	-	1,245,517
Total Investments, at Value	9,611,221	10,856,483	-	20,467,704
Total Assets	$9,611,221	$10,856,483	$-	$20,467,704

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$95,007	$-	$-	$95,007
Communications	236,777	212,190	-	448,967
Consumer, Cyclical	323,965	458,715	-	782,680
Consumer, Non-cyclical	237,119	89,421	-	326,540
Energy	199,895	-	-	199,895
Financial	921,752	337,916	-	1,259,668
Industrial	243,199	108,374	-	351,573
Technology	126,176	372,253	-	498,429
Utilities	110,037	-	-	110,037
Total Investments, at Value	2,493,927	1,578,869	-	4,072,796
Total Assets	$2,493,927	$1,578,869	$-	$4,072,796

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Basic Materials	$-	$-	$-	$-
Communications	15,306,940	1,649,180	-	16,956,120
Consumer, Cyclical	11,400,726	8,549,863	-	19,950,589
Consumer, Non-cyclical	1,181,087	-	-	1,181,087
Energy	5,942,417	6,617,818	-	12,560,235
Exchange Traded Funds (“ETFs”)	2,184,489	-	-	2,184,489
Financial	16,569,487	4,964,446	-	21,533,933
Industrial	3,872,127	6,261,474	-	10,133,601
Technology	4,290,248	-	-	4,290,248
Utilities	3,557,210	-	-	3,557,210
Total Investments, at Value	64,304,731	28,042,781	-	92,347,512
Total Assets	$64,304,731	$28,042,781	$-	$92,347,512

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2014

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at Value
Common Stocks1
Energy	$63,306,411	$10,995,426	$-	(a)	$74,301,837
Industrial	-	47,991	-		47,991
Total Investments, at Value	63,306,411	-	-		74,349,828
Total Assets	$63,306,411	$11,043,417	$-	(a)	$74,349,828

(a)	Cluff Natural Resources warrants fair valued at zero.

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Communications	$7,366,320	$-	$-	$7,366,320
Consumer, Cyclical	-	2,075,464	-	2,075,464
Consumer, Non-cyclical	3,460,034	1,773,901	-	5,233,935
Energy	1,785,472	-	-	1,785,472
Financial	7,133,881	-	-	7,133,881
Industrial	6,964,811	1,827,036	-	8,791,847
Technology	18,855,260	2,322,385	-	21,177,645
Total Investments, at Value	45,565,778	7,998,786	-	53,564,564
Total Assets	$45,565,778	$7,998,786	$-	$53,564,564

Inflation Managed Dividend FundTM
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks1
Communications	$188,713	$-	$-	$188,713
Consumer, Cyclical	109,099	118,598	-	227,697
Consumer, Non-cyclical	1,239,324	91,799	-	1,331,123
Energy	204,012	202,120	-	406,132
Financial	410,359	194,506	-	604,865
Industrial	297,939	312,535	-	610,474
Technology	110,263	-	-	110,263
Total Investments, at Value	2,559,709	919,558	-	3,479,267
Total Assets	$2,559,709	$919,558	$-	$3,479,267

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2014

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Corporate Bonds	$-	$86,532,866	$-	$86,532,866
Total Investments, at Value	-	86,532,866	-	86,532,866
Total Assets	$-	$86,532,866	$-	$86,532,866

1
Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.  Significant movements were deemed to have occurred at March 31, 2014 and therefore such securities were classified as Level 2.  As a result, securities still held by the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Fund, China & Hong Kong Fund, Global Energy Fund, Global Innovators Fund, and Inflation Managed Dividend Fund were transferred from Level 1 into Level 2 with an end of period value of $6,104,707, $10,196,219 $1,834,999, $24,624,285, $11,043,417, $5,923,321, and $800,960 respectively.  There were no securities transferred between Level 1 and Level 2 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/29/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/14